UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-10057

Everest Funds

(Exact name of registrant as specified in charter)

5805 S. 86th Circle

Omaha, Nebraska 68127

 (Address of principal executive offices)

(Zip code)

Vinod Gupta

5805 S. 86th Circle

Omaha, Nebraska 68127

 (Name and address of agent for service)

Copies to:

John Baker, Esq.

 Stradley Ronon Stevens & Young, LLP

1220 19th Street, N.W., Suite 700

Washington, DC 20036

And

Greg Getts

Mutual Shareholder Services, LLC

8869 Brecksville Road, Suite C

Brecksville, OH 44141

Registrant's telephone number, including area code: (402) 593-4513

Date of fiscal year end: October 31

Date of reporting period: October 31, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

ANNUAL REPORT

The Everest Funds

Everest America Fund

October 31, 2003

TABLE OF CONTENTS

Page
Shareholder Letter ………………………………………………	1

Performance Summary………………………………………………	2

Schedule of Investments ………………………………………..	3-4

Statement of Assets and Liabilities ……………………………..	5

Statement of Operations …………………………………………	6

Statement of Changes in Net Assets ……………………………	7

Financial Highlights …………………………………………….	8

Notes to the Financial Statements ………………………………	9-12

Information About Trustees and Officers ………………………………	13

Report of Independent Public Accountants ………………………………	14

NOTICE TO INVESTORS

Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank, nor are they insured by the Federal Deposit
Insurance Corporation, the Federal Reserve Board or any other agency.
An investment in the Fund involves risk, including possible loss of principal, due to fluctuation in the Fund's net asset value.

December 2003

Dear Fellow Shareholders:

We mentioned in our semi-annual report that we were pleased with the market’s upside momentum.   As optimism replaced investor pessimism we moved from a fairly defensive strategy to full market participation.  Our continued optimism is helped by low interest rates, a brighter forecast for corporate spending, and fiscal tools that will continue to stimulate the business environment and overall economy.

As you know, the Everest America Fund reflects our philosophy that favors investing in traditional companies with solid revenues and earnings.  Unfortunately, these companies were not well favored by other equity investors this past year, as companies with leveraged balance sheets and no dividends were the best performers in the S & P 500 universe.

As we decided to jump on the technology bandwagon, we added bellwether technology names and soon they became the largest holdings in our portfolio.  Perhaps we were slow to this sector, but we remember all too well the pain from the recent bear market.

Results for the fund and its comparable benchmark are presented below.

Total Return with Dividends	Six Month Cumulative Returns (04/30/03 to 10/31/03)	One Year Cumulative Returns (11/01/02 to 10/31/03)	Annualized Returns Since Inception (11/01/01 to 10/31/03)
Everest America	11.05%	12.88%	-2.92%
S & P 500	15.62%	20.80%	1.27%

In closing, allow us to thank all of our shareholders for your continued support.  Together we are building your financial future.

Sincerely,

Vinod Gupta

Doug Larson

President

Chief Investment Officer

Past performance is no guarantee of future results.  Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Investment returns reflect fee waivers in effect.  In the absence of such waivers, total return would be reduced.  Please refer to the “Schedule of Investments” for further information regarding fund holdings.  Current performance information can be obtained by visiting our website at www.everestfund.com.  Fund holdings and sector weightings are subject to change at any time and are not recommendations to buy or sell any security.

The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund.  Therefore, the Fund is more exposed to individual stock volatility than a diversified fund.  The fund may invest in small and medium-capitalization companies, which tend to have limited liquidity and greater price volatility than large-capitalization companies.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.  You cannot invest directly in an index.

This material is authorized for use only when preceded or accompanied by an effective prospectus which contains more complete information about the Everest Funds, including risks, fees and expenses.  Please read the prospectus carefully before you invest or send money.

Distributed by Quasar Distributors, LLC

12/03

Everest America Fund

PERFORMANCE SUMMARY

$11,500
$11,000
$10,500
$10,000
$9,500
$9,000
$8,500
$8,000
$7,500
$10,000 Investment
11/1/2001
12/31/2001
2/28/2002
4/30/2002
6/28/2002
8/30/2002
10/31/2002
12/31/2002
2/28/2003
4/30/2003
6/30/2003
8/29/2003
10/31/2003
EVEREST AMERICA FUND (EVAMX)
S & P 500 (SPX)

RATE OF RETURN (%)
FOR THE PERIOD ENDED OCTOBER 31, 2003

	One Year	Annualized
	Ended	Since Inception
Total Return	October 31, 2003	November 1, 2001

Everest America Fund	12.88%	-2.92%
S & P 500 (SPX)	20.80%	1.27%

This chart illustrates the performance of a hypothetical $10,000 investment made on November 1, 2001 (inception) for the Everest America Fund and the S&P 500 Index. The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. Returns shown include reinvestment of all dividends and capital gains. Past performance does not guarantee future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

	The Everest America Fund
	Schedule of Investments as of October 31, 2003

COMMON STOCKS		Shares	Market Value

5.32%	Software
	Microsoft Corp.	2,700	70,578
	Oracle Corporation *	3,500	41,895
	Siebel Systems, Inc. *	5,300	66,409
			178,882
10.10%	Hardware
	Cisco Systems, Inc. *	3,900	81,627
	Dell Computer Corp. *	2,100	75,600
	EMC Corp. *	1,500	20,760
	Intel Corp.	3,000	98,850
	International Business Machines	700	62,636
			339,473
8.02%	Media
	Gannett Co.	800	67,288
	McGraw-Hill Companies, Inc.	1,000	66,950
	New York Times Co.	1,400	66,542
	Time Warner Inc. *	4,500	68,805
			269,585
12.00%	Healthcare
	Abbott Laboratories	1,400	59,668
	Bristol-Myers Squibb Co.	2,200	55,814
	Johnson & Johnson	1,200	60,396
	Lilly (Eli) & Co.	1,100	73,282
	Merck & Co., Inc.	800	35,400
	Pfizer, Inc.	1,800	56,880
	Wyeth	1,400	61,796
			403,236
4.00%	Consumer Services
	Costco Wholesale Corp. *	1,800	63,810
	Wal-Mart Stores, Inc.	1,200	70,740
			134,550
16.95%	Business Services
	Automatic Data Processing	1,900	71,706
	Equifax, Inc.	2,600	63,544
	Fedex Corporation	1,000	75,760
	First Data Corp.	1,600	57,120
	Moody's Corp.	1,300	75,179
	Southwest Airlines, Co.	4,100	79,540
	The Dun & Bradstreet Corp *	1,600	74,480
	United Parcel Service	1,000	72,520
			569,849
16.86%	Financial Services
	American Express Company	1,600	75,088
	Berkshire Hathaway Inc., Class B *	30	77,775
	Citigroup, Inc.	1,400	66,360
	Merrill Lynch & Co	1,300	76,960
	MGIC Investment, Corp.	1,200	61,572
	Morgan St. Dean Witter & Co.	1,300	71,331
	Washington Mutual Inc.	1,600	70,000
	Wells Fargo & Company	1,200	67,584
			566,670

	The Everest America Fund
	Schedule of Investments as of October 31, 2003
	(Continued)

COMMON STOCKS (Continued)		Shares	Market Value

9.72%	Consumer Goods
	Coca-Cola Company	1,200	55,680
	Conagra Foods, Inc.	2,700	64,368
	Nike, Inc.	1,100	70,290
	Pepsico, Inc.	1,500	71,730
	Unilever NV [1]	1,100	64,515
			326,583
4.15%	Industrial Materials
	ITT Industries Inc.	1,000	67,990
	Masco Corp.	2,600	71,500
			139,490
3.84%	Energy
	ChevronTexaco, Corp.	900	66,870
	Exxon Mobil Corporation	1,700	62,186
			129,056
3.69%	Utilities
	Consolidated Edison, Inc.	1,500	60,705
	Exelon Corp.	1,000	63,450
			124,155

94.64%	Total Common Stocks (Cost $2,843,828)		3,181,529

SHORT-TERM INVESTMENTS

	Bank Deposits	300	300
	American Family Financial Services Demand Note, 0.73%	14,245	14,245
	Wisconsin Corporate Central Credit, 0.79%	193,069	193,069

6.18%	Total Short-Term Investments (Cost $207,614)		207,614

	Total Investments (Cost $3,051,442)		3,389,143

OTHER ASSETS AND LIABILITIES

	Dividends and interest receivable		3,579
	Receivable from Investment Adviser		9,298
	Total Liabilities		(40,403)

-0.82%	Total Other Assets and Liabilities		(27,525)

100.00%	Total Net Assets		3,361,618

See Notes to the Financial Statements.

The Everest America Fund
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2003

ASSETS:
Investments, at fair value (cost $3,051,442)	$ 3,389,143
Dividends and interest receivable	3,579
Receivable from Investment Adviser	9,298
Other assets	-
Total Assets	3,402,021

LIABILITIES:
Accrued expenses	40,403
Total Liabilities	40,403

NET ASSETS	$ 3,361,618

NET ASSETS CONSIST OF:
Capital stock	$ 4,794,057
Accumulated undistributed net investment income	4,881
Accumulated undistributed net realized gain (loss) on investments sold	(1,775,021)
Net unrealized appreciation (depreciation) on investments	337,701
Total Net Assets	$ 3,361,618

Shares outstanding (No par value, unlimited shares authorized)	359,467

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING
PRICE PER SHARE	$ 9.35

See Notes to the Financial Statements.

The Everest America Fund
STATEMENT OF OPERATIONS
For the year ended October 31, 2003

INVESTMENT INCOME:
Dividend income	$ 36,674
Interest income	5,057
Total investment income	41,731

EXPENSES:
Distribution fees	6,436
Advisor	25,743
Custodial fees	4,270
Administrative fees	564
Audit	9,586
Blue sky	3,790
Trustee	365
Fund accounting	510
Insurance	1,050
Legal	7,473
Miscellaneous	1,185
Printing and mailing	306
Registration expense	516
Transfer agent expense	78
Transfer agent fee	25,329
Total expenses before waiver and reimbursement	87,201
Less: Waiver of expenses and reimbursement from Adviser	(55,022)
Net expenses	32,179

NET INVESTMENT INCOME	9,552

REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
Net realized loss on investment transactions	(21,067)
Change in unrealized appreciation (depreciation) on investments	380,237
Net realized and unrealized loss on investments	359,169

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 368,721

See Notes to the Financial Statements.

The Everest America Fund
STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31,

OPERATIONS:	2003	2002[1]
Net investment income	$ 9,552	$ 11,242
Net realized loss on investment transactions	(21,067)	(1,753,939)
Change in unrealized appreciation (depreciation) on investments	380,237	(42,550)
Net increase (decrease) in net assets resulting from operations	368,721	(1,785,247)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(15,913)	-
Net realized gains	-	-
Total distributions	(15,913)	-

CAPITAL SHARE TRANSACTIONS:
Shares sold	980,000	12,308,888
Reinvestment of dividends	15,913	-
Shares redeemed	(7,901)	(8,502,843)
Net increase (decrease) in net assets resulting from capital share transactions	988,012	3,806,045

TOTAL INCREASE IN NET ASSETS	1,340,820	2,020,798

NET ASSETS:
Beginning of period	2,020,798	-
End of period (including current year and prior period undistributed net
investment income of $4,881 and $ 11,242 respectively)	$3,361,618	$2,020,798

(1) Commencement of operations occurred on November 1, 2001

See Notes to the Financial Statements.

The Everest America Fund
FINANCIAL HIGHLIGHTS
Selected per share data is based on a share of beneficial interest outstanding throughout the period

	For the Year Ended October 31,
PER SHARE DATA:	2003	2002[1]
Net asset value, beginning of period	$8.35	$10.00
Income (loss) from investment operations:
Net investment income	0.03	0.02
Net realized and unrealized gain (loss) on investments	1.04	(1.67)
Total from investment operations	1.07	(1.65)
Less distributions:
Dividends from net investment income	(0.07)	-
Distributions from net realized gains	-	-
Total distributions	(0.07)	-
Net asset value, end of period	$9.35	$8.35

TOTAL RETURN (2)	12.88%	(16.50)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$3,362	$2,021

Ratio of net expenses to average net assets (3) (4)	1.25%	1.25%

Ratio of net investment income to average net assets (3) (4)	0.37%	0.25%

Portfolio turnover rate	7.07%	277.64%

(1) Commencement of operations occurred on November 1, 2001
(2) Not annualized
(3) Computed on an annualized basis.

(4) Without expense reimbursements of $55,022 and $118,064 for the periods ending October 31, 2003 and October 31, 2002, the ratio of expenses to average net assets would have been 3.39% and 3.87%, respectively, and the ratio of net investment loss to average net assets would have been (1.77)% and (2.37)%, respectively.

See Notes to the Financial Statements.

The Everest America Fund

Notes to the Financial Statements

October 31, 2003

1.  Organization

Everest Funds (the “Trust”) is an open-end management investment company created as a Delaware business trust on August 11, 2000 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Trust currently offers two non-diversified portfolios to investors, the Everest America Fund (the “Fund”) and the Everest3 Fund (collectively the “Funds”).  The accompanying financial statements and financial highlights consist of the Everest America Fund.

The investment objective of the Everest America Fund is long-term capital growth by investing primarily in common stocks selected for their growth potential.  The manager selects companies with growth potential based on various financial and fundamental criteria, such as strong balance sheets or prominent market positions.  Under normal market conditions, the Fund will invest in the securities of companies of any size.  The Fund’s investments mainly consist of common stocks, preferred stocks and convertible securities.  The Fund may also, from time to time, invest its assets to a limited extent in American Depositary Receipts (“ADRs”) and securities of foreign companies. The Fund normally concentrates its investments in a core group of 30 to 50 common stocks.  The Fund commenced operations on November 1, 2001.

2.  Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States (“GAAP”).

Investment Valuation – Securities listed on a U.S. securities exchange or for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made.   Exchange Traded Funds (ETFs) listed on a U.S. securities exchange are listed at their net asset value.  Securities traded on a U.S. securities exchange for which there were no transactions on a given day are valued at the average of the most recent bid and asked prices.  Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by Everest Funds Management, LLC (the “Adviser”) in accordance with policies approved by the Fund’s Board of Trustees.  Debt securities maturing within 60 days or less are valued by the amortized cost method, which approximates market value.

Organization Costs – Expenses in connection with the organization of the Fund were paid by the Adviser.

Distributions to Shareholders – Dividends from net investment income and net realized capital gains, if any, are declared and paid annually.  The Fund may periodically make reclassifications among certain of its capital accounts as a result of the recognition and/or characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from GAAP.

Federal Income and Excise Taxes – The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income and net capital gains, if any, to its shareholders in a manner which results in no tax cost to the Fund.  Therefore, no federal income or excise tax provision is required.

Securities Transactions and Investment Income – Investment transactions are recorded on the trade date for financial statement purposes.  The Fund determines the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds.  Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.  Acquisition and market discounts are amortized over the life of the security in determining the cost basis of debt securities.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and use assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period.  Actual results could differ from those estimates.

3.  Capital Share Transactions

The Trust is authorized to issue an unlimited number of interests (or shares) with no par value.  Each share will have a pro rata interest in the assets of the Everest America Fund and will have no interest in the assets of any other Fund.

Share transactions were as follows:

	Year Ended October 31,
	2003	2002
Shares outstanding beginning of year	242,045	-
Purchases of shares	116,405	1,233,480
Shares reinvested	1,955	-
Shares redeemed	(938)	(991,435)
Shares outstanding end of year	359,467	242,045

4.  Investment Transactions

Cost of purchases and proceeds from sales of investments, excluding short-term investments for the year ended October 31, 2003 were as follows:

Purchases—at cost	$1,658,748
Sales proceeds	$145,126

There were no purchases or sales of long-term U.S. government securities by the Fund.

5.  Investment Advisory and Other Agreements

The Trust has an agreement with Everest Funds Management, LLC (the "Adviser"), with whom certain officers and trustees of the Fund are affiliated, to furnish investment advisory services to the Fund.  Under the terms of the agreement, the Fund compensates the Adviser for its management services at the annual rate of 1.00% of the Everest America Fund’s average daily net assets.  The Adviser has voluntarily agreed to waive its fees and/or reimburse expenses to the extent that the Fund’s total annual fund operating expenses for the period ended October 31, 2003 exceed 1.25% of the Everest America Fund’s average daily net assets on an annual basis. During the twelve month period ended October 31, 2003, the Adviser reimbursed the Everest America Fund $55,022, $9,298 of which represented a receivable at October 31, 2003.

The Funds have adopted Service and Distribution Plans (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act.  The Plans authorize payments by the Funds in connection with the distribution of its shares at an annual rate, as determined from time to time by the Board of Trustees, of up to 0.25% of the Fund’s average daily net assets.  Amounts paid under the Plans by the Funds may be spent by the Funds on any activities or expenses primarily intended to result in the sale of share of the Funds, including but not limited to, advertising, compensation for sales and marketing activities of financial institutions and others such as dealers and distributors, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders and the printing and mailing of sales literature.  The Everest America Fund incurred $6,436 pursuant to the Plans for the year ended October 31, 2003.

Since November 1, 2002, Mutual Shareholder Services, LLC has served as transfer agent and fund accountant.  U.S. Bank, N.A. serves as custodian for the Fund. The Everest America Fund is distributed by Quasar Distributors, LLC, a member of the NASD.

6.  Information for Federal Income Tax Purposes

Since the Fund’s policy is to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders, no provision for income or excise taxes is required.

Net investment income and net realized gains may differ for financial statement and tax purposes.  The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for Federal income tax purposes.  Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation on Investments	Undistributed Ordinary Income	Undistributed Long-Term Gain
$3,367,528	$290,564	($268,948)	$21,616	$4,881	$-

The primary difference between the cost amount for book purposes and tax purposes is due to deferred wash sale losses.

The tax components of dividends and long-term capital gain distributions paid during the periods ended are as follows:

YearEnded	Ordinary Income Dividends	Long-Term Capital Gain Distributions
October 31, 2003	$ 15,913	$ 0
October 31, 2002	$ 0	$ 0

Capital Loss carry forwards, which may be used to offset future realized capital gains for Federal Income Tax purposes, were as follows at October 31, 2003:

Net Capital Loss Carryover	Capital Loss Carryover Expiration

$ 1,412,686	10/31/2010
$ 46,250	10/31/2011

The fund has designated 100% of the distributions from net investment income as qualifying for the dividends received deduction for corporations.  (This information is unaudited).

7...Related Party Disclosure

The Trustees, Officers, and related parties in aggregate hold 98.29% of net assets of the Fund at October 31, 2003.

8.  Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-402-593-4548; (ii) on the Fund’s website, http://www.everestfund.com/; and (iii) on the Commission’s website at http://www.sec.gov/.

Information about Trustees and Officers

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees. Information pertaining to the Trustees and Officers of the Fund is set forth below.  The SAI includes additional information about the Fund's Trustees and Officers and is available, without charge, upon request by calling 1-866-232-EVER.

Name, Address and Age	Positions (s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	# of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer
Vinod Gupta * 5805 S. 86th Circle Omaha, NE 68127 Age: 57	President, Treasurer and Trustee	Since 2000	President of Everest Funds Management, LLC, the Fund’s manager since May 2000; Founder of infoUSA Inc.; Chairman of the Board of infoUSA Inc. since 1972 and Chief Executive Officer from 1972 until September 1997 and since August 1998.	2	President of Everest Investment Management, LLC since May 2000.
Harold W. Andersen 5805 S. 86th Circle Omaha, NE 68127 Age: 80	Independent Trustee	Since 2000	Contributing editor and newspaper executive with the Omaha World-Herald from 1946 to the present where he has served as director, president and chairman of the board of directors.	2	Board of Directors, infoUSA, Inc.
George Kubat 4404 S 76th St Omaha, NE 68127 Age: 58	Independent Trustee	Since 2003	President of Phillips Mfg. Company since 1992; CPA and Partner, Coopers & Lybrand Accounting Firm from 1970 to 1992.	2	Director, SITEL Corp.

*Denotes a trustee who is an "interested person" as that term is defined in Section 2 (a)(19) of the Investment Company Act of 1940, as amended (the "1940 Act").

Independent Auditors’ Report

To the Shareholders and
Board of Directors of
Everest Funds:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Everest America Fund (one of the portfolios constituting the Everest Fund, a Delaware business trust [the Company]) as of October 31, 2003, and the related statement of operations for the year then ended, the changes in net assets and financial highlights for each of the years in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Everest America Fund (one of the portfolios constituting the Everest Fund) as of October 31, 2003, and the results of its operations for the year then ended, the changes in net assets and financial highlights for each of the years in the two-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/S/ KPMG LLP

Omaha, Nebraska
November 26, 2003

ANNUAL REPORT

The Everest Funds

Everest[3] Fund

October 31, 2003

TABLE OF CONTENTS

Page
Shareholder Letter ………………………………………………	1

Performance Summary………………………………………………	2

Schedule of Investments ………………………………………..	3

Statement of Assets and Liabilities ……………………………..	4

Statement of Operations …………………………………………	5

Statement of Changes in Net Assets ……………………………	6

Financial Highlights …………………………………………….	7

Notes to the Financial Statements ………………………………	8-11

Information about Trustees and Officers ………………………………	12

Report of Independent Public Accountants ………………………………	13

NOTICE TO INVESTORS

Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank, nor are they insured by the Federal Deposit
Insurance Corporation, the Federal Reserve Board or any other agency.
An investment in the Fund involves risk, including possible loss of principal, due to fluctuation in the Fund's net asset value.

December 2003

Dear Fellow Shareholders:

We mentioned in our semi-annual report that we were pleased with the market’s upside momentum.   As optimism replaced investor pessimism we moved from a fairly defensive strategy to full market participation.  Our continued optimism is helped by low interest rates, a brighter forecast for corporate spending, and fiscal tools that will continue to stimulate the business environment and overall economy.

The Everest3 Fund has an investment strategy using the three most popular exchange traded funds (ETF’s).  During the year we moved to an equally weighted position in each of the ETFs, switching from an emphasis that underweighted the NASDAQ 100.  We plan to continue this allocation until we see signs that we should change our course.

Results for the fund and comparable benchmarks are presented below.

Total Return with Dividends	Six Month Cumulative Returns (04/30/03 to 10/31/03)	One Year Cumulative Returns (11/01/02 to 10/31/03)	Annualized Returns Since Inception (12/01/00 to 10/31/03)
Everest[3]	16.18%	20.29%	-10.27%
DJIA S & P 500 NASDAQ 100	16.97% 15.62% 28.06%	19.50% 20.80% 43.14%	-0.08% -5.96% -17.78%

In closing, allow us to thank all of our shareholders for your continued support.   Together we are building your financial future.

Sincerely,

Vinod Gupta

Doug Larson

President

Chief Investment Officer

Past performance is no guarantee of future results.  Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Investment returns reflect fee waivers in effect.  In the absence of such waivers, total return would be reduced.  Current performance information can be obtained by visiting our website at www.everestfund.com.

The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund.  Therefore, the Fund is more exposed to individual stock volatility than a diversified fund.

The Dow Jones Industrial Average is an unmanaged index of common stocks comprised of major industrial companies and assumes reinvestment of dividends. The NASDAQ 100 Index is a modified capitalization-weighted index of the 100 largest and most actively traded non-financial domestic and international issues listed on the NASDAQ Stock Market® based on market capitalization. The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.  You cannot invest directly in an index.

This material is authorized for use only when preceded or accompanied by an effective prospectus, which contains more complete information about the Everest Funds, including risks, fees and expenses.  Please read the prospectus carefully before you invest or send money.

Distributed by Quasar Distributors, LLC

12/03

Everest[3] Fund

PERFORMANCE SUMMARY

$11,000
$10,000
$9,000
$8,000
$7,000
$6,000
$5,000
$4,000
$3,000
$10,000 Investment
12/1/2000
1/31/2001
3/30/2001
5/31/2001
7/31/2001
9/28/2001
11/30/2001
1/31/2002
3/28/2002
5/31/2002
7/31/2002
9/30/2002
11/29/2002
1/31/2003
3/31/2003
5/30/2003
7/31/2003
9/30/2003
EVEREST3 FUND (EVCUX)
Dow Jones Industrial Avg (INDU)
S & P 500 (SPX)
NASDAQ 100 (NDX)

RATE OF RETURN (%)
FOR THE PERIOD ENDED OCTOBER 31, 2003

	One Year	Annualized
	Ended	Since Inception
Total Return	October 31, 2003	December 1, 2000

Everest[3] Fund	20.29%	-10.27%
Dow Jones Industrial Average (INDU)	19.50%	-0.08%
S & P 500 (SPX)	20.80%	-5.96%
Nasdaq 100 (NDX)	43.14%	-17.78%

This chart illustrates the performance of a hypothetical $10,000 investment made on December 1, 2000 (inception) for the Everest3 Fund and the Dow Jones Industrial Average, the S&P 500 Index, and the NASDAQ 100.  The Dow Jones Industrial Average is an unmanaged index of common stocks comprised of major industrial companies and assumes reinvestment of dividends.  The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.  The NASDAQ 100 Index is a modified capitalization-weighted index of the 100 largest and most actively traded non-financial domestic and international issues listed on the NASDAQ Stock Market ® based on market capitalization.  Returns shown include reinvestment of all dividends and capital gains.  Past performance does not guarantee future results.  Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

	The Everest[3] Fund
	Schedule of Investments as of October 31, 2003

UNIT INVESTMENT TRUSTS		Shares	Market Value

98.17%	EXCHANGE TRADED FUNDS

	SPDR Trust Series 1	10,100	$ 1,063,530
	Nasdaq-100 Index Tracking Stock *	30,200	1,062,436
	DIAMONDS Trust, Series 1	10,800	1,058,724

	Total Unit Investment Trusts (Cost $2,784,047)		$ 3,184,690

2.36%	SHORT-TERM INVESTMENTS

	Bank Deposits	300	300
	Wisconsin Corporate Central Credit, 0.79%	76,364	76,364

	Total Short-Term Investments (Cost $76,664)		76,664

	Total Investments (Cost $2,860,711)		3,261,354

-0.54%	OTHER ASSETS AND LIABILITIES

	Dividends and interest receivable		1,416
	Receivable from Investment Adviser		6,982
	Total Liabilities		(25,783)

	Total Other Assets and Liabilities		(17,385)

100.00%	Total Net Assets		$ 3,243,969

* Non-income producing security.
[1] Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed above are as of October 31, 2003.

See Notes to the Financial Statements.

The Everest[3] Fund
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2003

ASSETS:
Investments, at fair value (cost $2,860,711)	$ 3,261,354
Dividends and interest receivable	1,416
Receivable from Investment Adviser	6,982
Other assets	-
Total Assets	3,269,752

LIABILITIES:
Accrued expenses	25,783
Total Liabilities	25,783

NET ASSETS	$ 3,243,969

NET ASSETS CONSIST OF:
Capital stock	$ 4,486,584
Accumulated undistributed net investment income	$ 11,835
Accumulated undistributed net realized gain (loss) on investments sold	$ (1,655,093)
Net unrealized appreciation (depreciation) on investments	$ 400,643
Total Net Assets	$ 3,243,969

Shares outstanding (No par value, unlimited shares authorized)	451,747

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING
PRICE PER SHARE	$ 7.18

See Notes to the Financial Statements.

The Everest[3] Fund
STATEMENT OF OPERATIONS
For the year ended October 31, 2003

INVESTMENT INCOME:
Dividend income	$ 23,406
Interest income	5,225
Total investment income	28,631

EXPENSES:
Distribution fees	5,616
Advisor	11,233
Custodial fees	3,609
Administrative fees	906
Audit	8,211
Blue sky	3,512
Trustee	365
Fund accounting	492
Insurance	1,050
Legal	7,443
Miscellaneous	1,185
Printing and mailing	306
Registration expense	498
Transfer agent expense	228
Transfer agent fee	14,726
Total expenses before waiver and reimbursement	59,380
Less: Waiver of expenses and reimbursement from Adviser	(42,531)
Net expenses	16,849

NET INVESTMENT INCOME	11,782

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investment transactions	(1,201)
Change in unrealized appreciation (depreciation) on investments	463,059
Net realized and unrealized loss on investments	461,858

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 473,640

See Notes to the Financial Statements.

The Everest[3] Fund
STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31,

	2003	2002
OPERATIONS:
Net investment income	$ 11,782	$ 22,077
Net realized loss on investment transactions	(1,201)	(1,653,798)
Change in unrealized appreciation (depreciation) on investments	463,059	755,553
Net increase (decrease) in net assets resulting from operations	473,640	(876,168)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(16,406)	-
Net realized gains	-	-
Total distributions	(16,406)	-

CAPITAL SHARE TRANSACTIONS:
Shares sold	1,655,000	1,053,307
Reinvestment of dividends	16,406	(26,319)
Shares redeemed	(59,155)	(3,684,195)
Net increase (decrease) in net assets resulting from capital share transactions	1,612,251	(2,657,207)

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,069,485	(3,533,375)

NET ASSETS:
Beginning of period	1,174,485	4,707,860
End of period (including current year and prior period undistributed net
investment income of $11,835 and $16,273, respectively)	$ 3,243,969	$ 1,174,485

See Notes to the Financial Statements.

The Everest[3] Fund
FINANCIAL HIGHLIGHTS
Selected per share data is based on a share of beneficial interest outstanding throughout the period

		Year Ended October 31,
	2003	2002	2001[1]
PER SHARE DATA:
Net asset value, beginning of period	$6.03	$7.76	$10.00
Income (loss) from investment operations:
Net investment income	0.03	0.04	0.03
Net realized and unrealized gain (loss) on investments	1.18	(1.73)	(2.27)
Total from investment operations	1.21	(1.69)	(2.24)
Less distributions:
Dividends from net investment income	(0.06)	(0.04)	-
Distributions from net realized gains	-	-	-
Total distributions	(0.06)	(0.04)	-
Net asset value, end of period	$7.18	$6.03	$7.76

TOTAL RETURN (2)	20.29%	(21.89)%	(22.40)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$3,244	$1,174	$4,708

Ratio of net expenses to average net assets (3) (4)	0.75%	0.75%	0.50%

Ratio of net investment income to average net assets (3) (4)	0.52%	0.57%	0.83%

Portfolio turnover rate	2.66%	73.00%	0.00%

(1) Commencement of operations occurred on December 1, 2000.
(2) Not annualized.
(3) Computed on an annualized basis.

(4) Without expense reimbursements of $42,531 and $143,632 for the periods ended October 31, 2003 and October 31, 2002  the ratio of expenses to average net assets would have been 2.64% and 4.47%, respectively, and the ratio of net investment gain/loss to average net assets would have been (1.37)% and (3.15)%, respectively.

See Notes to the Financial Statements.

The Everest3 Fund

Notes to the Financial Statements

October 31, 2003

1.  Organization

Everest Funds (the “Trust”) is an open-end management investment company created as a Delaware business trust on August 11, 2000 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Trust currently offers two non-diversified portfolios to investors, the Everest3 Fund (the “Fund”) and the Everest America Fund (collectively the “Funds”).  The accompanying financial statements and financial highlights consist of the Everest3 Fund.

The investment objective of the Everest3 Fund is long-term capital growth through investing in shares of exchange traded funds ("ETFs"). The Everest3 Fund invests primarily in Standard & Poor’s Depositary Receipts®, or “SPDRs”® (sometimes called “Spiders”); in DIAMONDSSM; and in Nasdaq-100 SharesSM, or “QQQs” (sometimes called “Cubes,” “Qubes” or “Qs”).  SPDRs, DIAMONDS, and QQQs are shares in ETFs that are intended to provide investment results that, before expenses, generally correspond to the price and yield performance of the Standard & Poor’s 500 Composite Stock Price Index® (the “S&P 500® Index”), the Dow Jones Industrial AverageSM, and the Nasdaq-100 Index®, respectively.  The Fund commenced operations on December 1, 2000.

2.  Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States (“GAAP”).

a)

Investment Valuation – Securities listed on a U.S. securities exchange or for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made.   Exchange Traded Funds (ETFs) listed on a U.S. securities exchange are listed at their net asset value.  Securities traded on a U.S. securities exchange for which there were no transactions on a given day are valued at the average of the most recent bid and asked prices.  Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by Everest Funds Management, LLC (the “Adviser”) in accordance with policies approved by the Fund’s Board of Trustees.  Debt securities maturing within 60 days or less are valued by the amortized cost method, which approximates market value.

b)

Distributions to Shareholders – Dividends from net investment income and net realized capital gains, if any, are declared and paid annually.  The Fund may periodically make reclassifications among certain of its capital accounts as a result of the recognition and/or characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from GAAP.

c)

Federal Income and Excise Taxes – The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income and net capital gains, if any, to its shareholders in a manner which results in no tax cost to the Fund.  Therefore, no federal income or excise tax provision is required.

d)

Securities Transactions and Investment Income – Investment transactions are recorded on the trade date for financial statement purposes.  The Fund determines the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds.  Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.  Acquisition and market discounts are amortized over the life of the debt security in determining the cost basis of debt securities.

e)

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and use assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period.  Actual results could differ from those estimates.

3.  Capital Share Transactions

The Trust is authorized to issue an unlimited number of interests (or shares) with no par value.  Each share will have a pro rata interest in the assets of the Everest3 Fund and will have no interest in the assets of any other Fund.

Share transactions were as follows:

	Year Ended October 31,
	2003	2002
Shares outstanding beginning of year	194,726	607,068
Purchases of shares	263,775	164,123
Shares reinvested	2,744	3,152
Shares redeemed	(9,498)	(579,617)
Shares Outstanding End of year	451,747	194,726

4.  Investment Transactions

Cost of purchases and proceeds from sales of investments, excluding short-term investments, for the year ended October 31, 2003 were as follows:

Purchases—at cost	$1,965,727
Sales proceeds	$ 44,324

There were no purchases or sales of long-term U.S. government securities by the Fund.

5.  Investment Advisory and Other Agreements

The Trust has an agreement with Everest Funds Management, LLC (the "Adviser"), with whom certain officers and trustees of the Fund are affiliated, to furnish investment advisory services to the Fund.  Under the terms of the agreement, the Fund compensates the Adviser for its management services at the annual rate of 0.50% of the Everest3 Fund’s average daily net assets.  The Adviser has voluntarily agreed to waive its fees and/or reimburse expenses to the extent that the Fund’s total annual fund operating expenses for the period ended October 31, 2003 exceed 0.75% of the Everest3 Fund’s average daily net assets on an annual basis. During the twelve month period ended October 31, 2003, the Adviser reimbursed the Everest3 Fund $ 42,531, $6,982 of which represented a receivable at October 31, 2003.

The Funds have adopted Service and Distribution Plans (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act.  The Plans authorize payments by the Funds in connection with the distribution of its shares at an annual rate, as determined from time to time by the Board of Trustees, of up to 0.25% of the Funds’ average daily net assets.  Amounts paid under the Plans by the Funds may be spent by the Funds on any activities or expenses primarily intended to result in the sale of share of the Funds, including but not limited to, advertising, compensation for sales and marketing activities of financial institutions and others such as dealers and distributors, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders and the printing and mailing of sales literature.  The Everest3 Fund incurred $ 5,616 pursuant to the Plans for the year ended October 31, 2003.

Since November 1, 2002, Mutual Shareholder Services, LLC has served as transfer agent and fund accountant. U.S. Bank, N.A. serves as custodian for the Fund. The Everest3 Fund is distributed by Quasar Distributors, LLC, a member of the NASD.

6.  Information for Federal Income Tax Purposes

Since the Fund’s policy is to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders, no provision for income or excise taxes is required.

Net investment income and net realized gains may differ for financial statement and tax purposes.  The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for Federal income tax purposes.  Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation on Investments	Undistributed Ordinary Income	Undistributed Long-Term Gain
$3,131,672	$303,381	$(173,699)	$129,682	$11,835	$ -

The primary difference between the cost amount for book purposes and tax purposes is due to deferred wash sale losses.

The tax components of dividends and long-term capital gain distributions paid during the periods ended are as follows:

Year Ended	Ordinary Income Dividends	Long-Term Capital Gain Distributions
October 31, 2003	$ 16,406	$ 0
October 31, 2002	$ 26,319	$ 0

Capital Loss carry forwards, which may be used to offset future realized capital gains for Federal Income Tax purposes, were as follows at October 31, 2003:

Net Capital Loss Carryover	Capital Loss Carryover Expiration

$ 75	10/31/2009
$1,380,158	10/31/2010
$ 3,899	10/31/2011

The following amounts represent current year permanent tax differences that have been reclassified as of October 31, 2003:

Year Ended	Capital Stock	Accumulated undistributed net investment income	Accumulated undistributed net realized loss on investments sold

October 31, 2003	($ 186)	$ 186	$ 0

The fund has designated 100% of the distributions from net investment income as qualifying for the dividends received deduction for corporations.  (This information is unaudited).

7.  Related Party Disclosure

The Trustees, Officers, and related parties in aggregate hold 96.83% of net assets of the Fund at October 31, 2003.

8.   Trademark Disclosure

"Standard & Poor’s Depositary Receipts®, SPDRs®, the Standard & Poor’s 500 Composite Stock Price Index®, and S&P 500® are trademarks of The McGraw Hill Companies, Inc. Dow Jones Industrial AverageSM and DIAMONDSSM are trademarks and service marks of Dow Jones & Company, Inc. Nasdaq-100 Index®, Nasdaq-100 SharesSM, and The Nasdaq Stock Market® are trademarks and service marks of The Nasdaq Stock Market, Inc. Neither Everest Funds nor the Everest3 Fund is associated with, or sponsored, endorsed, sold or promoted by, The McGraw Hill Companies, Inc., Dow Jones & Company, Inc., or The Nasdaq Stock Market, Inc."

9.    Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-402-593-4548; (ii) on the Fund’s website, http://www.everestfund.com/; and (iii) on the Commission’s website at http://www.sec.gov.

Information about Trustees and Officers

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees. Information pertaining to the Trustees and Officers of the Fund is set forth below.  The SAI includes additional information about the Fund's Trustees and Officers and is available, without charge, upon request by calling 1-866-232-EVER.

Name, Address and Age	Positions (s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	# of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer
Vinod Gupta * 5805 S. 86th Circle Omaha, NE 68127 Age: 57	President, Treasurer and Trustee	Since 2000	President of Everest Funds Management, LLC, the Fund’s manager since May 2000; Founder of infoUSA Inc.; Chairman of the Board of infoUSA Inc. since 1972 and Chief Executive Officer from 1972 until September 1997 and since August 1998.	2	President of Everest Investment Management, LLC since May, 2000.
Harold W. Andersen 5805 S. 86th Circle Omaha, NE 68127 Age: 80	Independent Trustee	Since 2000	Contributing editor and newspaper executive with the Omaha World-Herald from 1946 to the present where he has served as director, president and chairman of the board of directors.	2	Board of Directors, infoUSA, Inc.
George Kubat 4404 S 76th St Omaha, NE 68127 Age: 58	Independent Trustee	Since 2003	President of Phillips Mfg. Company since 1992; CPA and Partner, Coopers & Lybrand Accounting Firm from 1970 to 1992.	2	Director, SITEL Corp.

*Denotes a trustee who is an "interested person" as that term is defined in Section 2 (a)(19) of the Investment Company Act of 1940, as amended (the "1940 Act").

Independent Auditors’ Report

To the Shareholders and
Board of Directors of
Everest Funds:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Everest3 Fund (one of the portfolios constituting the Everest Fund, a Delaware business trust [the Company]) as of October 31, 2003, and the related statement of operations for the year then ended, the changes in net assets and financial highlights for each of the years in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Everest3 Fund of the Everest Fund as of October 31, 2003, and the results of its operations for the year then ended, the changes in net assets and financial highlights for each of the years in the two-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/S/ KPMG LLP

Omaha, Nebraska
November 26, 2003

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that George Kubat is an independent audit committee financial expert.

He acquired his attributes through:

Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions.  He has been President of Phillips Mfg. Company since 1992; CPA and Partner, Coopers & Lybrand Accounting Firm from 1970 to 1992.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Reserved.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8. Reserved.

Item 9.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of October, 2003, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

Item 10.  Exhibits.

(a)(1)

Exhibit-99 CODE ETH is filed herewith.

(a)(2)

Certifications required by Item 10(a)(2) of Form N-CSR are filed herewith.

(b)

Certification required by Item 10(b) of Form N-CSR is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Everest Funds

By /s/Vinod Gupta

*Vinod Gupta President

Date January 9, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Vinod Gupta

*Vinod Gupta President

Date January 9, 2004

* Print the name and title of each signing officer under his or her signature.